PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
PLAN TERMINATION

NOTE 3. PLAN TERMINATION

Although the Company has not expressed any intention to terminate the Plan, it may do so at any time. In the event of a termination of the Plan, participants will become fully vested in their accounts and the Plan’s trustee would distribute the assets in the Plan to participants.

Additionally, the Plan’s sponsor may amend the Plan at any time without the consent of any participant or any beneficiary, provided that no amendment deprives any participant of the participant’s vested accrued benefit.